Income Taxes - Additional Information (Details) ¥ in Thousands		12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income Tax [Line Items]
Income tax rate		25.00%	25.00%	25.00%
Deferred tax liability, intangible assets			¥ 16,422		¥ 14,019
Intangible assets, amortization period		10 years
Tax loss carryforwards			787,270		978,345
Valuation allowances			¥ 1,309,962		1,500,920
Preferential income tax rate		(0.10%)	(0.50%)	(0.30%)
Tax year 2022 [Member]
Income Tax [Line Items]
Preferential income tax rate	12.50%
Tax year 2023 [Member]
Income Tax [Line Items]
Preferential income tax rate	12.50%
Tax year 2024 [Member]
Income Tax [Line Items]
Preferential income tax rate	12.50%
Online Audio/Video Content Platform
Income Tax [Line Items]
Deferred tax liability, intangible assets					14,000
Intangible assets, amortization period		10 years
Hong Kong | Profit Upto HK$2.0 Million
Income Tax [Line Items]
Income tax rate		8.25%
Hong Kong | Profit After HK$2.0 Million
Income Tax [Line Items]
Income tax rate		16.50%
PRC
Income Tax [Line Items]
Income tax rate		25.00%
Withholding income tax rate for dividends distributed		10.00%
Withholding income tax rate for dividends declared to holding company		5.00%
Withholding income tax rate on dividends for Hong Kong holding company which recognized as beneficial owner		25.00%
Income taxes preferential tax rate review period		3 years
Income taxes preferential tax rate		15.00%
Tax loss carryforwards	¥ 2,409,400		¥ 3,311,900	¥ 2,409,400	¥ 4,434,500
PRC | Enterprise Income Tax Law
Income Tax [Line Items]
Income tax rate		25.00%
Maximum
Income Tax [Line Items]
Intangible assets, amortization period		10 years
Maximum | Hong Kong | Profit Upto HK$2.0 Million
Income Tax [Line Items]
Taxable profit amount | $		$ 2,000,000